Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2019
Cash flows from operating activities
Net income (loss)	$ 42	$ 212	$ (8,072)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	195	15,459	10,422
Amortization of deferred financing costs	14	621	1,024
Amortization of above/below-market assumed debt	0	0	(13)
Noncash revenue adjustments	(13)	(2,192)	1,601
Stock-based compensation expense	0	2,452	0
Gain on sale of real estate, net	0	(6,213)	(5,646)
Gain on forfeited earnest money deposit	0	(250)	0
Provisions for impairment	0	2,690	7,186
Changes in assets and liabilities, net of assets acquired and liabilities assumed:
Other assets, net	(681)	(1,511)	67
Accounts payable, accrued expenses and other liabilities	532	3,374	(580)
Lessee improvement obligations	0	(1,893)	0
Net cash provided by operating activities	89	12,749	5,989
Cash flows from investing activities
Acquisitions of assets of the Predecessor, net of cash acquired	(166,732)	0	0
Acquisitions of real estate	(1,112)	(408,584)	(1,232)
Real estate improvements	0	(2,033)	(450)
Earnest money deposits	0	466	0
Purchase of computer equipment	0	(51)	0
Proceeds from sale of real estate held for investment	0	48,069	77,616
Net cash (used in) provided by investing activities	(167,844)	(362,133)	75,934
Cash flows from financing activities
Issuance of common stock in initial public offering, net	0	227,301	0
Issuance of common stock in private offering, net	164,727	54,559	0
Issuance of preferred stock, net	0	104	0
Payment of preferred stock dividends	0	(8)	0
Payment of common stock dividends	0	(8,057)	0
Payment of OP unit distributions	0	(777)	0
Payment of restricted stock dividends	0	(10)	0
Redemption of preferred stock, net	0	(138)	0
Proceeds from term loans	175,000	0	708
Principal payments on term loans	0	0	(62,983)
Principal payments on mortgages payable	0	0	(14,756)
Proceeds under revolving credit facility	0	50,000	0
Repayments under revolving credit facility	0	(50,000)	0
Repurchase of common stock for tax withholding obligations	0	(137)	0
Deferred financing costs	(2,653)	(129)	(199)
Partners’ contributions	0	0	537
Partners’ distributions	0	0	(5,624)
Net cash provided by (used in) financing activities	337,074	272,708	(82,317)
Net change in cash and cash equivalents	169,319	(76,676)	(394)
Cash, cash equivalents and restricted cash at beginning of the period	1,556	169,319	1,950
Cash, cash equivalents and restricted cash at end of the period	169,319	92,643	1,556
Supplemental disclosures of cash flow information:
Cash paid for interest	0	4,212	9,460
Supplemental disclosures of non-cash investing and financing activities:
OP units issued as consideration for the acquisition of the Predecessor	87,885	0	0
Redemption of OP units and issuance of common stock upon initial public offering	0	5,030	0
Reclassification of deferred offering expenses to additional paid-in capital upon initial public offering	0	4,191	0
OP units converted into common stock	0	47,617	0
Dividends declared and unpaid on restricted stock	0	113	0
Cash flow hedge change in fair value	0	253	0
Reclassification from construction in progress upon project completion	0	1,954	0
Accrued construction and development costs	$ 0	$ 375	$ 0